Remuneration of auditors	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Remuneration of auditors

24. Remuneration of auditors

During the financial year the following fees were paid or payable for services provided by BDO Audit Pty Ltd, the auditor of the Company and its network firms:

	2025	2024	2023

Audit fees	308,000	382,000	200,000
Audit – related fees	80,000	130,000	207,000
Tax fees	-	-	-
All other fees	-	-	-
Total	388,000	512,000	407,000

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS FOR THE YEARS ENDED

JUNE 30, 2025, 2024 and 2023